Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,310,304.95
Previously Paid Amount	0.00
Total Fee Amount	11,683.11
Total Offset Amount	11,683.11
Net Fee	$ 0.00